March 5, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Funds, Inc.
           - Dreyfus AMT-Free Municipal Reserves

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and the Universal Statement of Additional Information of the Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 144 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2014.

Please address any comments or questions to my attention at 212-922-6832.

Sincerely,

/s/ Jennifer Huancayo
Jennifer Huancayo
Paralegal